Form N-1A

Registration Statement under the Securities Act of 1933: Yes
     Pre-Effective Amendment No:
     Post-Effective Amendment No:

Registration Statement uner the Investment Company Act of 1940: Yes
     Amendment No:

E(sriel) Magnus Oppenheim Asset Management Inc

Registrant exact name as specified in charter:
E(sriel) M(agnus) O(ppenheim) Sterling Return LT Fund LP

Address of principal executive officers (number, street, city, state, zip code):
261 Madison Avenue, 9th Floor, New York, NY 10016-2303

Registrants telephone number, including area code:
212-983-1818

Name and address (numbr, street, city, state, zip code) of agent for service:
E(sriel) Magnus Oppenheim, 261 Madison Avenue, 9th Floor,
New York, NY 10016-2303

Approximate date of proposed public offering:
within three months of approval

It is proposed that this filing will become effective:
Immediately upon filing pursuant to paragraph (b)

Investment Objective and Philosophy

E. Magnus Oppenheim & Co., Inc. (E.M.O. & Co., Inc.) was established as a Registered Investment Advisor providing proprietary investment research ideas to financial institutions and using this research to manage individual client accounts, introduced to a New York Stock Exchange Clearing Firm.
In order to focus greater attention upon E. Magnus Oppenheim & Co., Inc.s growing proprietary investment research activity, E.M.O. & Co., Inc. setup the E.M.O. Sterling Return LT Fund LP in 1994 to consolidate new individual accounts. This development permitted the Investment Research Department to spend more time on stock selection and research as well as the continuing monitoring and supervision of the individual companies in client portfolios. This no-load diversified mutual funds investment objective is to achieve capital appreciation through comprehensive research and value-oriented approaches to investing. The research, value-oriented approach analyzes differences between the market value of a company's stock and determinations of value of their underlying businesses and net assets. The no-load Fund seeks to capitalize upon such differences. The mutual funds portfolio will include primarily long positions in securities of companies which the Investment Manager believes to be undervalued or where factors indicative of a dynamic business change have been identified by the Investment
Manager. These investment techniques are designed to take an opportunistic approach to investing. Although the Fund's portfolio may be involved in short-term trading, generally a significant part of the Fund's portfolio will include longer-term positions in securities of companies which the Investment Manager believes to be undervalued, undergoing strategic restructuring or potential acquisition targets.

The mutual fund will invest primarily in securities of U.S. corporations traded on national exchanges or in the NASDAQ over-the-counter market, although investments in non-U.S. securities exchanges may be considered. Efforts are usually but not exclusively concentrated on companies with broad stock capitalization and where sufficient industry and corporate information is readily available for analysis. It is anticipated that such securities will consist principally of equity securities, although investments may be made in debt securities, including those convertible into equities, as well as governmental securities. The Fund does not intend to engage in transactions in commodities or commodity futures. Since inception, the Funds portfolio has been managed by the Investment Management firm of E. Magnus Oppenheim
& Co., Inc., a registered investment advisor and member of FINRA and SIPC.

There are no sales charges upon subscription for the common shares, but the Investment Manager may, in certain circumstances, make payments to persons who refer purchasers of common shares. As the Fund is a no-load fund, there will be no redemption charges upon withdrawal or liquidation. Fiscal Year: December 31 of each year.
Fund Accounting: Since the Funds inception, Gemini Fund Services LLC has been the Funds fund accountant with the ongoing responsibility to calculate the Funds net asset value (NAV) per common share.

Brokerage Commissions and Operating Expenses: Generally, portfolio transactions will be executed by E. Magnus Oppenheim & Co., Inc. or successor firm, at normal institutional rate commissions. Accordingly, the commission rates charged to the Fund, may be higher than that charged by other brokers who may not provide research, other investment and client services.
Expenses such as fund accounting, net asset valuations (NAV) per share, audit, financial statement and tax return preparation that are routine to the Funds operation are charged to the Fund. Other expenses, when applicable, that are routinely charged to the Fund are rent, office expenses, salaries for professional, operating and administrative personnel, communication and equipment, travel and promotion, supplies, insurance and other overhead expenses associated with the operation of the Fund. Extraordinary or non-recurring expenses, as reasonably determined by the Fund manager may be charged to and will be paid by the Fund.


The Fund will pay E. Magnus Oppenheim & Co., Inc. a fee not to exceed a maximum of fee equal to 1 1/4 % per annum of Net Assets of the Partnership not exceeding in the aggregate $15 million, and 1% of Net Assets in excess of $15 million. The fee will be payable quarterly following each quarter and made payable based upon the Net Asset Value (NAV) as determined by the Fund accounting firm engaged by the Fund Manager to undertake fund accounting and net asset valuations. These determinations are subject to audit and adjustment.

FUND DISTRIBUTIONS

To date, investors have favored the reinvestment of both dividends and capital gains to accelerate the appreciation of the Fund.
At times when the investment manager considers the Funds financial performance to be very favorable, investment management may decide to declare a dividend from net investment income and/or consider a distribution from capital gains.

The No-Load  E.M.O. STERLING RETURN LT FUND LP

General Partner:

     E. Magnus Oppenheim Asset Management Inc.
     E. Magnus Oppenheim, President, Chief Investment Officer

     Salma Abdulla, CFA, CMT, Portfolio Manager

     Lonette Durrant, Administrator

Custodian Bank:  Kingdom Trust
                 1105 State Route 121 N, Suite B, Murray, KY 42071-8921

Fund Accountants:  Gemini Hedge-Fund Services LLC
                   80 Arkay Drive, Hauppauge, NY 11788-3705

Investment Advisor and Portfolio Manager:
     E. Magnus Oppenheim and Co., Inc., Registered Investment Advisors 261 Madison Avenue, 9th Floor, New York, NY 10016-2303

Independent Certified Public Accountants:
     David M. Brickman CPA, 270 Madison Avenue, New York, NY 10016-0601

Attractive and competitive advisory fee:

     First $15 million of assets in Fund:  1 1/4%
     Above $15 million of assets in Fund:  1%

An investment in the Fund involves investment risks including the possible loss of pincipal.


Ownership of Securities at December 31, 2016

     E. Magnus Oppenheim & Co., Inc.

     E. Magnus Oppenheim   100%

E. Magnus Oppenheim Asset Management Inc., General Partner of:

     E.M.O. Sterling Return LT Fund LP

     E. Magnus Oppenheim, President  100%

E.M.O. Sterling Return LT Funds LP Shares/Units:

     E. Magnus Oppenheim  over $1 million

     Rachel E. Oppenheim (wife)  $100,000 - $500,000

     Jay Joshua Oppenheim (son)  $10,000 - $50,000

FUND MANAGEMENT

Until approval by the Securities and Exchange Commission
(SEC) of the E.M.O. Sterling Return LT Fund LP as a mutual fund under the Investment Company Act of 1940, the General Partner of the Fund was and is E. Magnus
Oppenheim Asset Management Inc., a New York corporation, of which Mr. E. Magnus Oppenheim is the President. The investment advisor and portfolio manager of the Fund will continue to be E. Magnus Oppenheim & Co., Inc., a Registered Investment Advisor and a member of FINRA and SIPC.

COMPENSATION

Mr. E. Magnus Oppenheim, President of the general partnership of the Fund has never received any compensation since the inception of the Fund. E. Magnus Oppenheim & Co., Inc., Registered Investment Advisor and investment advisor to the Fund receives annual remuneration of 1 1/8 % of the first $15 million in the Fund and 1% over that amount.
FUND MANAGEMENT

E. Magnus Oppenheim
President and Chief Investment Officer

Mr. Oppenheim founded the predecessor to E. Magnus Oppenheim & Co., Inc. in 1971. He is also President of E.M.O. Asset Management, Inc., the General Partner of the E.M.O. Sterling Return LT Fund. Mr. Oppenheims involvement in equity research and portfolio management spans five decades, displaying an uncommon amalgamation of investment and entrepreneurial achievement. Prior to founding the firm, Mr. Oppenheim was a General Partner at S.D. Cohn & Co., Inc., member New York Stock Exchange, where he was Director of Institutional Research.

Mr. Oppenheim completed all coursework and exams except orals and dissertation towards a Ph.D. in economics and finance at the New York University Graduate School of Business Administration. Mr. Oppenheim received his M.A. in Economics from the Graduate
Faculties and his M.B.A. in Finance from the Graduate School of Business, both of Columbia University. He earned his B.A.
cum laude from the College of the City of New York, where he was also recipient of the Eibschutz Scholarship and the New York Foundation Award.

Mr. Oppenheim has authored articles on economics and finance published in the Journal of Commerce and Bankers Monthly
Magazine.

Professional Affiliations

Conferred Lifetime Membership, The New York Society of
Securities Analysts Executor, Estate of Evelyne T. Pontone

Previous Professional Affiliations

Member, Philadelphia-Baltimore-Washington Stock Exchange
Vice-Chairman, Alliant Computer Systems Corporation Creditors
Committee
Member, The Association for Investment Management and
Research (now CFA Institute)

Not-For-Profit Affiliations

President, E. Magnus Oppenheim Foundation
Trustee, Evelyne and Lillian Pontone Charitable Trust
Director, Manhattan Day School
Director, The International Synagogue JFK Airport
Member, Advisory Council, New York Board of Rabbis
Director, Ariel-United Israel Institutions

Previous Not-For-Profit Affiliations

Director, Union of Orthodox Jewish Congregations of America Chairman, Salute to Israel Parade Finance Committee Chairman, Yeshiva Rabbi Moshe Soleveichik Alumni Committee Member, New York City Port Council for Development and Promotion
Chairman, 66th Assembly District Democratic County Committee Alternate Delegate, 1976 Democratic National Convention Observer, 1978 White House Conference on Balanced Growth and Economic Development Director, Religious Zionists of America Member, Advisory Council, The Wall Street Synagogue

Business Interest
Elmshorn Estates, Principal

FUND MANAGEMENT (continue)
Salma Abdulla, CFA, CMT, Portfolio Manager

Salma joined the firm in 2005 and is responsible for equity research and portfolio management. Prior to joining E. Magnus
Oppenheim & Co., Inc., Salma worked as a Proprietary Futures
Trader at Penson GHCO, clearing member of the Chicago
Board of Trade.

Salma received a Master of Science degree from the London School of Economics and Political Science (2003) and earned a Bachelor of Commerce degree from McGill University (2002). She holds the Chartered Financial Analyst (CFA) and Chartered Market Technician (CMT) designations.

Portfolio Turnover

Portfolio turnover in 2015 equaled 15.8% in year 2015 and 26.5% in year 2016. The Funds main objective is seeking long-term capital gains. Thus, only in periods when there is much profit taking through sales or weak stock market prices when purchases accelerate, does turnover rise.

E.M.O. STERLING RETURN LT FUND L.P.
(a limited partnership)

FINANCIAL STATEMENTS
AND SUPPLEMENTARY INFORMATION

December 31, 2016

With Independent Auditors Report

David M. Brickman, Certified Public Accountant

Table of Contents

Independent Auditors Report

Financial Statements

   Statement of assets and liability
   Statement of operations
   Statement of changes in net assets (Partners capital)
   Statement of investments in securities
   Notes to financial statements

Supplemental Information

   Schedule of quarterly net asset values per Fund share



David M. Brickman
Certified Public Account
270 Madison Avenue, Suite 1500
New York, NY 10016
Phone:  212-687-7215
Fax:  212-370-4024

INDEPENDENT AUDITORS REPORT

To the Partners of E.M.O. Sterling Return LT Fund LP
(a limited partnership)


INDEPENDENT AUDITORS REPORT

We have audited the accompanying financial statements of E.M.O. Sterling Return LT Fund LP (a limited partnership), which comprise the statement of assets and liabilities, including the statement of investments in securities, as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets (partners capital) for each of the two years in the period then ended and the related notes to the financial statements.

Managements Responsibility for the Financial Statements

The general partner is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presenttion of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of meterial misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements.
The procedures selected depend on the auditors judgment, including the assessment of the risks of material misstatement of the financial statements whether due to fraud or error. In making those risk assessments, the auditor considers internal controls revelent to the entitys preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entitys internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of the accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of E.M.O. Sterling Return LT
Fund L.P. as of December 31, 2016, and the results of its operations for the year then ended and the changes in its net assets (partners capital) for each of the two years in the period then ended in accordance with accounting principles generally accepted in the United States of America.

Our audit was made for the purpose of forming an opinion on the basic financial statements taken as a whole. The
Schedule of Quarterly Net Asset Values Per Fund Share on page 13 is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.


May 25, 2017


E.M.O. STERLING RETURN LT. FUND L.P.
(a limited partnership)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

Assets:

   Cash in money market fund     $2,187,919

  Investment in securities-at fair value (cost $ 9,785,593)
                                $11,940,127

  Receivable for dividents	    $14,730

  Total Assets			$14,142,776

Liabilities:

     Management fee payable         $44,375

          Total Liabilities:        $44,375


The accompanying notes are an integral part of these financial statements.

- 3


E.M.O. STERLING RETURN LT FUND L.P.
(a limited partnership)

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016


Investment Income:

   Dividends		              161,737

   Interest		                4,082

     Total Investment income         $165,819


Expenses:

   Management fees		      171,860

     Total Expenses		      171,860

Net Investment Loss                   (6,041)

Realized gain and unrealized depreciation on investments

   Net realized gain on investments   236,135

   Increase in unrealized appreciation on investments
				      461,475

Net realized gain and unrealized depreciation on investments
                                      697,610

Net increase in net assets resulting from operations
                                      691,569


The accompanying notes are an integral part of these financial statements.

- 4


E.M.O. STERLING RETURN LT FUND L.P.
(a limited partnership)

STATEMENT OF CHANGES IN NET ASSETS (PARTNERS CAPITAL)

YEARS ENDED DECEMBER 31, 2016 and 2015

Increase (decrease) in net assets resulting     2016       2015
from operations:

   Net investment income                     $ (6,041)   $26,641

   Net realized gain on investments           236,135    733,461

   Net change in unrealized appreciation      461,475   (737,075)
    on investments

Net increase in net assets resulting from
 operations                                   691,569     23,027

Partners capital contributions                113,788    532,246

Partners capital withdrawals                 (103,825)  (602,080)


Net increase (decrease) in net assets         701,532    (46,807)


Net assets (partners capital):

Beginning of year                          13,396,871 13,443,678

End of year                               $14,098,403 13,396,871


The accompanying notes are an integral part of these financial statements.

- 5


E.M.O. STERLING RETURN LT FUND L.P.
(a limited partnership)

STATEMENT OF INVESTMENTS IN SECURITIES

YEAR ENDED DECEMBER 31, 2016

                      No. of            Market   Percent of
Assets                Shares     Cost   Value    Net Assets

COMMON STOCK

Aerospace/Defense
  General Dynamics     5,105    557,817  881,429    6.25

Entertainment
  Twenty-First
  Century Fox Inc     21,040    633,390  589,962    4.18

Payment Services
  Paypal Holdings Inc 21,595    747,831  852,355    6.05
  Visa Inc.            6,265    469,614  488,795    3.47

Food Grocer
  Whole Foods Market  15,720   549,149  483,547    3.43

Footware
  Nike Inc            8,755   193,943   445,017    3.16

Healthcare-Equipment
  Baxter Intl Inc     17,535  712,791   777,502    5.51
  Varian Medical Sys   8,250  601,853   740,685    5.25

Industial Conglomerates
  General Electric    21,585   580,157  682,086    4.84

Internet Industry
  Alphabet Inc        820      608,751  632,892    4.49
  eBay Inc         29,070      700,204  863,088    6.12

Metals and Mining
  BHP Billiton Ltd 20,100      622,310  719,178    5.10

Pharmaceuticals and Biopharmaceuticals
  Gilead Science    2,640      213,388  189,050    1.34
  Merck & Co. Inc  12,115      576,438  713,210    5.06
  Pfizer Inc       23,120      660,305  750,938    5.33

Software Applicationa and Software Systems
  Adobe Systems     5,300      243,338  545,635    3.87
  Forinet Inc      23,350      678,011  703,302    4.99
  Microsoft Corp   14,185      436,302  881,456    6.25

Total Common Stock          $9,785,693 11,940,127 84.69


The accompanying notes are an integral part of these financial statements.

- 6 and 7


E.M.O. STERLING RETURN LT FUND L.P.
(a limited partnership)

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016


NOTE 1 - DESCRIPTION OF OPERATIONS

  E.M.O. Sterling Return LT Fund L.P. (a limited partnership) began operations April 20, 1994. It was formed pursuant to the laws of New York State to invest in stocks and bonds.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by E.M.O. Sterling Return LT Fund L.P.
in the preparation of its financial statements:

a)	Security valuation

All investments in securities are reported at their fair value, as described in Note 3.

b) Income taxes

The Partnership is not subject to income taxes; its partners are taxed on their share of partnership taxable income.

c) Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

- 8


E.M.O. STERLING RETURN LT FUND L.P.
(a limited partnership)

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

d) Securities transactions and related income

The Partnership records securities transactions based on the trade date (the date on which the buy or sell order is executed). Dividend income is recognized on the ex-dividend date, and Interest income and expenses are recorded on the accrual basis.

NOTE 3 SECURITIES VALUATION

a)  Hierarchy of fair value inputs

A company utilizes various methods to measure the fair value of most of its investments on a recurring basis.
GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.
The three levels of inputs are as follows:

Level 1. Unadjusted quoted prices in active markets for identical securities that a company has the ability to access.

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for securities either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3. Unobservable inputs for securities to the extent that relevant observable inputs are not available, representing the companys own assumptions about the assumptions that a market participant would use in valuing a security, and that would be based on the best information available.

E.M.O. STERLING RETURN LT FUND L.P.
(a limited partnership)

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016


NOTE 3 SECURITIES VALUATION (continued)

b) Fair value measurements

The Partnerships investments consist solely of equity securities (common and preferred stock) traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at their last reported sales price as of the last business day of the year without adjustments. Accordingly, they are categorized in Level 1 of the fair value hierarchy.

NOTE 4 - FUND ACCOUNTING SERVICES

The general partner engages Gemini Fund Services LLC to perform the accounting of the Funds securities transactions and financial activity as well as calculating partner valuations.

NOTE 5 - RELATED PARTY TRANSACTIONS

Mr. E. Magnus Oppenheim is the principal controlling shareholder of E. Magnus Oppenheim & Co., Inc., Registered Investment Advisor, the investment advisor to the partnership, and is the principal and controlling shareholder of the general partner,
E. Magnus Oppenheim Asset Management, Inc. Mr. Oppenheim is a limited partner as well.

Securities purchased and sold by the Partnership are executed by E. Magnus Oppenheim & Co., Inc., a member of FINRA and SPIC, which charges regular institutional rate commissions.

The general partner pays all regular operating expenses on behalf of the Partnership. Extraordinary or nonrecurring expenses, as reasonably determined by the general partner, may be charged to the partnership. However, no expenses have been charged by the general partner since the inception of the Partnership.

The Partnership pays the general partner an annual management fee of 1 1/4% of the fair value of partnership net assets up to $15 million, and 1% of the fair value of partnership net assets exceeding $15 million.

E.M.O. STERLING RETURN LT FUND L.P.
(a limited partnership)

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016


NOTE 6 SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

At December 31, 2016, the Partnerships cash totaling
$2,187,919 was invested in Dreyfus Treasury Securities
Cash Management Fund and held in its custodial account at MUFG Union Bank N.A. This money market fund invests primarily in securities which are issued by the U.S. government, its agencies or instrumentalities.
The principal value of the portfolio is not guaranteed by the U.S. government and is not protected by FDIC or SPIC insurances.

NOTE 7 FINANCIAL HIGHLIGHTS

In accordance with regulatory requirements for financial reporting by all investment companies (including funds that are exempt from registration requirements), the Partnership has included below certain financial highlight information.

The ratios and total return shown below are calculated based on limited partnership interests only taken as a whole. An individual limited partners ratios and total return may vary from those shown below due to the timing of capital contributions and withdrawals.

The ratios and total return shown below are calculated based on limited partners weighted-average net assets after the deduction of the annual management fee for the year:

  Expenses             1.25%

  Net Investment loss  0.04%

  Total return         5.15%

SUPPLEMENTARY INFORMATION


E.M.O. STERLING RETURN LT FUND L.P.
(a limited partnership)


SCHEDULE OF QUARTERLY NET ASSET VALUES PER FUND SHARE

April 20, 1994 at inception $50

Years March 31  June 30  September 30  December 31

1994    N/A     $ 50.81   $ 52.09      $ 52.03

1995   $55.89     59.79     61.94        61.93

1996    61.81     62.65     57.21        58.97

1997    58.11     67.71     74.55        70.16

1998    83.06     76.92     63.98        76.21

1999    72.28     95.06     89.17       124.80

2000   132.89    136.28    130.92       115.83

2001   124.27    162.75    104.76       130.32

2002   123.10    101.87     87.04        97.30

2003    92.74    113.82    126.93       153.29

2004   177.19    181.75    167.40       202.33

2005   161.24    172.62    190.91       213.16

2006   235.89    222.71    231.46       237.71

2007   228.11    262.08    264.53       243.42

2008   239.33    249.46    210.41       155.18

2009   142.50    176.96    215.10       209.53

2010   224.09    195.60    209.33       220.56

2011   224.51    214.60    174.77       192.31

2012   208.99    187.42    194.53       200.66

2013   217.88    217.55    232.22       253.94

2014   263.01    264.19    259.78       270.44

2015   271.08    273.70    262.05      270.80

2016   269.57    270.79    289.66      284.74

- 13 -


If and when our Fund is approved under the Investment Company Act, the Fund should be provided with a Ticker Symbol.

In the event that our Fund is approved under the Investment
Company Acts, our Fund is seeking these approvals:

a) That the transfer of the assets from the Limited Partner vehicle to the Mutual Fund vehicle be free of capital gains and any other tax penalty.

b)Permission granted to be able to connect and publicize the limited partnerships 22 year performance record calculated by our Fund accounting company, Gemini Fund Services LLC and audited by our auditor, David M. Brickman, CPA for the possibly approved Mutual Fund.

Signatures:

Pursant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund (certifies that it meets all of the requirement for effectiveness of this registration statement under rul 485(b) under the Securities Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of New York, and State of New York, on the 14th day of July, 2017.

Fund:  E.M.O. Sterling Return LT Fund LP

by:  E. Magnus Oppenheim

Title: General Partner and President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature: E. Magnus Oppenheim

Title:  General Partner and President

Date:  July 14, 2017